Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Research and development	$ 17,056	$ 19,583	$ 10,902
General and administrative	8,208	6,251	5,666
Total operating expenses	25,264	25,834	16,568
Operating loss	(25,264)	(25,834)	(16,568)
Finance income	2,831	2,039	216
Finance expenses	(1,508)	(915)	(223)
Net loss before tax	(23,941)	(24,710)	(16,575)
Income tax benefit	772	178	1,557
Net loss for the year	(23,169)	(24,532)	(15,018)
Net loss attributable to shareholders of Evaxion Biotech A/S	(23,169)	(24,532)	(15,018)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(25)	(83)	(18)
Exchange rate adjustments of investments in subsidiaries	(3)	93
Tax on other comprehensive income/(expense)		(5)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (next of tax):
Exchange differences on currency translation to presentation currency	(2,324)	(1,547)	412
Other comprehensive income/(loss) for the year, net of tax	(2,352)	(1,542)	394
Total comprehensive loss	(25,521)	(26,074)	(14,624)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (25,521)	$ (26,074)	$ (14,624)
Loss per share - basic (in USD per share)	$ (0.98)	$ (1.26)	$ (0.97)
Loss per share - diluted (in USD per share)	$ (0.98)	$ (1.26)	$ (0.97)